Property, Equipment and Leasehold Improvement, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Leasehold Improvement

The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2024	December 31, 2025
	RMB	RMB
Electronic equipment	87,232	83,898
Furniture and office equipment	2,851	2,226
Leasehold improvement	17,498	17,667
Total property, equipment and leasehold improvement	107,581	103,791
Less: accumulated depreciation	(91,090)	(91,721)
Property, equipment and leasehold improvement, net	16,491	12,070